DIRECTORS LOAN (Tables)	3 Months Ended
Jun. 30, 2025
DIRECTORS LOAN
Schedule of unsecured loans payable
	Three months ended	Year ended
	June 30, 2025	March 31, 2025
	($)	($)
Opening balance	966,304	784,947
Amortization of transaction costs	12,418	181,357
Closing balance	978,722	966,304
Finance expenses		Three months ended June 30,
	2025	2024
	($)	($)
Interest on loan	24,932	24,932
Amortization of transaction costs	12,418	40,593
Total	37,350	65,525